NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)
Net Income From Discontinued Operations		$ 6,319,000
Weighted Average Common Shares Outstanding		15,423,655
Incremental Shares From The:
Conversion Of Preferred Stock Series A		48,000
Conversion Of Preferred Stock Series B		594,048
Conversion Of Preferred Stock Series C		12,148,653
Conversion Of Preferred Stock Series D		5,214,411
Stock Payables	588,354	1,664,000
Assumed Exercise Of Dilutive Stock Options		2,453,486
Assumed Exercise Of Dilutive Stock Warrants		6,901,474
Lock-up Agreements - Common Stock Equivalents		(5,711,111)
Dilutive Potential Common Shares		38,736,616
Net Earnings Per Share From Discontinued Operations:
Basic		$ 0.41
Diluted		$ 0.16